SHARE CAPITAL (Details 4) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statement of Operations
Share-based payments	$ (553,430)	$ (599,117)	$ (197,889)
Consolidated Statement of Financial Position
Share-based payments	205,057	227,979	68,363
Total share-based payments	758,487	827,096	266,252
Chandgana Tal and power plant application
Consolidated Statement of Financial Position
Share-based payments	0	69,515	21,429
Gibellini exploration
Consolidated Statement of Financial Position
Share-based payments	87,186	0	0
Pulacavo exploration
Consolidated Statement of Financial Position
Share-based payments	$ 117,871	$ 158,464	$ 46,934